Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
Value at risk	$ 36.3	$ 38.8	$ 38.7
Average
Disclosure of financial assets [line items]
Value at risk	39.1	37.3	36.8
Maximum
Disclosure of financial assets [line items]
Value at risk	55.6	53.8	48.2
Minimum
Disclosure of financial assets [line items]
Value at risk	29.1	27.7	31.1
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	11.3	9.1	13.6
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	14.2	10.9	15.0
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	29.2	20.0	31.8
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	5.7	6.7	6.9
Interest rate
Disclosure of financial assets [line items]
Value at risk	26.8	25.9	33.5
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	26.3	34.2	33.4
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	33.9	51.7	50.4
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	20.3	25.2	18.5
Equity
Disclosure of financial assets [line items]
Value at risk	14.6	15.4	15.8
Equity | Average
Disclosure of financial assets [line items]
Value at risk	14.5	16.8	16.5
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	19.2	22.7	24.3
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	11.5	13.3	12.1
Credit spread
Disclosure of financial assets [line items]
Value at risk	16.1	24.8	18.3
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	19.1	20.2	18.1
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	27.9	26.9	29.4
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	12.0	15.6	12.2
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(32.5)	(36.5)	(42.5)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (35.1)	$ (44.8)	$ (46.2)